                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

June 22, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    OFI Tremont Market Neutral Hedge Fund
                Registration No. 005-79313
                EDGAR Filing of Final Amendment to Schedule TO-I

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made of an amended Issuer Tender
Offer Statement on Schedule TO, subject to Rule 13e-4 of the Securities Exchange
Act of 1934, on behalf of OFI Tremont  Market Neutral Hedge Fund (the "Fund") in
connection  with an offer by the Fund to purchase $0 (zero) of  interests in the
Fund on the terms and  subject  to the  conditions  set forth in the  Repurchase
Offer Notice and Cover Letter to Repurchase  Offer,  originally filed on January
31, 2006.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                         Sincerely,

                                         /s/ Lisa I. Bloomberg
                                         ------------------------------------------
                                         Lisa I. Bloomberg
                                         Vice President & Associate Counsel
                                         Phone: 212. 323.0560

Attachment

cc:    Mayer, Brown, Rowe & Maw, LLP
       Ernst & Young, LLP
       Nancy Vann, Esq.